Commitments and contingencies - Schedule of Commitment Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 159,976
2020	159,171
2021	158,326
2022	151,696
2023	150,760
Thereafter	507,546
Operating leases, future minimum payments due	$ 1,287,475